Share Based Payment Arrangements - Summary of Changes to Outstanding RSUs (Details) - Restricted Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year | shares	299	239
Number of equity instruments, Granted | shares	125	145
Number of equity instruments, Reinvested | shares	4	8
Number of equity instruments, Settled | shares	(153)	(92)
Number of equity instruments, Forfeited | shares	(3)	(1)
Number of equity instruments, Balance, end of year | shares	272	299
Weighted average grant date fair value, Balance, beginning of year | $	$ 31.54	$ 28.08
Weighted average grant date fair value, Granted | $	80.29	32.41
Weighted average grant date fair value, Reinvested | $	37.90	29.74
Weighted average grant date fair value, Settled | $	30.70	23.75
Weighted average grant date fair value, Forfeited | $	53.12	31.06
Weighted average grant date fair value, Balance, end of year | $	$ 54.27	$ 31.54